Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	$ 150,476	$ 160,532
Gross Unrealized Gains	5,095	2,605
Gross Unrealized Losses	(1,237)	(5,994)
Fair Value	154,334	157,143
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	23,035	27,289
Gross Unrealized Gains	311	135
Gross Unrealized Losses	(450)	(1,661)
Fair Value	22,896	25,763
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	2,953	3,787
Gross Unrealized Gains	226	46
Gross Unrealized Losses		(38)
Fair Value	3,179	3,795
US States and Political Subdivisions Debt Securities [Member] | Tax-exempt [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	91,916	86,524
Gross Unrealized Gains	3,803	1,562
Gross Unrealized Losses	(553)	(3,267)
Fair Value	95,166	84,819
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	29,150	38,816
Gross Unrealized Gains	475	535
Gross Unrealized Losses	(234)	(1,028)
Fair Value	29,391	38,323
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	2,672	3,366
Gross Unrealized Gains	247	327
Fair Value	2,919	3,693
Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	149,726	159,782
Gross Unrealized Gains	5,062	2,605
Gross Unrealized Losses	(1,237)	(5,994)
Fair Value	153,551	156,393
Equity Securities in Financial Institutions [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized Cost	750	750
Gross Unrealized Gains	33
Fair Value	$ 783	$ 750